Cohen & Steers ETF Trust

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

December 1, 2025

VIA EDGARLINK

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attn: Filing desk

Re:	Cohen & Steers ETF Trust (File Nos. 333-281213; 811-22913)

Ladies and Gentlemen:

On behalf of Cohen & Steers ETF Trust (the “Trust”), on behalf of each series of the Trust listed on Appendix I (each, a “Fund”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that (a) the Prospectus and Statement of Additional Information filed on November 26, 2025 being used in connection with the offering of shares of each Fund do not differ from those contained in Post-Effective Amendment No. 3 to the Trust’s Registration Statement, and (b) that Post-Effective Amendment No. 3 was filed electronically with the Securities and Exchange Commission (Accession No. 0001193125-25-298560) on November 26, 2025.

If you should have any questions or comments regarding the forgoing, please call the undersigned at (212) 796-9347.

Sincerely,

/s/ Dana A. DeVivo
Dana A. DeVivo
Secretary and Chief Legal Officer

Appendix I

Cohen & Steers Short Duration Preferred and Income Active ETF

Cohen & Steers Infrastructure Opportunities Active ETF